ORDINARY SHARES	12 Months Ended
Sep. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholder Equity Note Disclosure [Text Block]
NOTE 20. ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorized the Company to issue 100,000,000 shares of US$0.001 par value per ordinary share. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. The Company had 10,000,000 ordinary shares issued and outstanding prior to the May 2010 public offering. In May 2010, the Company issued 4,000,000 shares of ADSs, representing 4,000,000 ordinary shares, through its depositary, Bank of New York Mellon on the NASDAQ Capital Market, at a consideration of US$4.00 per share for a gross consideration of US$16,000,000. The total direct cost related to this transaction amounted $1,496,000, including underwriter fee, attorney fee, audit fee etc. In 2011, the Company issued 50,000 shares of ADSs, representing 50,000 ordinary shares, as the restricted shares granted to an employee. As of September 30, 2015, there were 1,405,000 ordinary shares issued and outstanding.

Effective November 6, 2012, the Company undertook a combination, or reverse split of the ordinary shares issued by the Company at par value of $0.001 per share such that the Company shall issue one (1) ordinary share (each, "New Share," collectively "New Shares") for every ten (10) ordinary shares held by its members ("Old Shares") (the "Reverse Stock Split"). The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined.  The ratio between each American Depositary Share ("ADS") and its underlying ordinary share post-Reverse Stock Split remains the same, namely, one ADR remains to represent one New Share.